COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Gross rental expenses	¥ 262,440	¥ 178,802	¥ 133,407
Sublease rental income	1,533	¥ 630	¥ 460
Future minimum lease payments:
2019	289,324
2020	232,688
2021	168,329
2022	119,024
2023	66,575
2024 and thereafter	47,447
Total	¥ 923,387